S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 03, 2025
SPAC Sponsor and Conflicts of Interest [Line Items]
SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

We, our sponsor and our executive officers and directors have agreed that, for a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representatives, offer, sell, contract to sell, pledge, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend or otherwise transfer or dispose of, directly or indirectly, any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants, subject to certain exceptions. The representatives in their sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units (and any underlying securities) pursuant to the letter agreement described herein.

Our sponsor, officers and directors agreed not to transfer, assign or sell (i) in the case of the founder shares, until the earlier of (A) six months after the date of the consummation of our initial business combination or (B) subsequent to our initial business combination, (x) the date on which the last sale price of our Class A ordinary shares equals or exceeds $11.50 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination, or (y) the date on which we consummate a liquidation, merger, amalgamation, share exchange or other similar transaction after our initial business combination which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property, and (ii) in the case of the private placement units or any securities underlying the private placement units, until 30 days after the completion of our initial business combination (in each case, except with respect to permitted transferees as described in the section of this prospectus entitled “Principal Shareholders — Restrictions on Transfers of Founder Shares and Private Placement Units”).